Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Schedule of long-term arrangements with commitments that are not recognized as liabilities

	December 31,	December 31,
	2023	2022
	$	$
Management services – officers	321,000	441,754[1]

[1] The former CFO of the Company had a termination clause whereby he was entitled to the equivalent of 12 times his then current monthly salary which as of December 31, 2022, equated to an annual salary of CAD $192,000.